Significant restructuring transaction, mergers and acquisitions and investments- Equity investments and others (Details)
$ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions, $ in Millions
	1 Months Ended																12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 HKD ($)	Jan. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	May 31, 2016 CNY (¥) $ / shares	May 31, 2016 CNY (¥) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Apr. 01, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)
Investment
Carrying value as equity method investment																	$ 12,584					¥ 84,964	¥ 84,454	¥ 79,758	¥ 79,758
A-RT Retail Holdings Limited | Sun Art
Investment
Equity interest held in subsidiary (as a percentage)																												51.00%	51.00%
STO Express
Investment
Principal amount of loan																							¥ 5,000
Maturity term of loan (in years)	3 years
Ownership to be acquired (as a percent)	29.90%
Commitment made by the Company to invest, amount	¥ 4,700
Investment vehicle controlled by the controlling shareholder
Investment
Percentage of equity interest acquired	49.00%
Focus Media
Investment
Percentage of equity interest acquired																	7.00%	7.00%
Cash consideration																		¥ 10,700
Commitment made by the Company to invest, amount																	$ 511	¥ 3,429
Focus Media | Entity controlled by the founder and chairman of Focus Media
Investment
Equity interest (as a percent)																	23.00%						23.00%
Entity controlled by the founder and chairman of Focus Media
Investment
Ownership to be acquired (as a percent)																	10.00%	10.00%
Tokopedia | Preferred shares
Investment
Cash consideration		$ 500	¥ 3,443
Purchase consideration, cost method																			$ 445	¥ 2,920
Value of the shares agreed to subscribe | $																			$ 500
Period for additional investment from initial investment																			24 months	24 months
Equity interest on diluted basis (as a percent)		29.00%	29.00%
Onshore Retail Fund
Investment
Equity interest (as a percent)																	20.00%						20.00%
Amount committed																																	¥ 1,600
Cost of equity interest																							¥ 922		¥ 462
Offshore Retail Fund
Investment
Equity interest (as a percent)																	10.00%						10.00%
Amount committed | $																										$ 200
Cost of equity interest | $																	$ 78		$ 77
Huatai Securities
Investment
Percentage of equity interest acquired				3.00%
Cash consideration				¥ 3,500
ZTO Express
Investment
Percentage of equity interest acquired					8.00%	8.00%
Cash consideration					$ 1,100	¥ 7,114
Huitongda
Investment
Percentage of equity interest acquired							20.00%	20.00%
Cash consideration								¥ 4,500
Shiji Retail
Investment
Percentage of equity interest acquired							38.00%	38.00%
Cash consideration							$ 486	¥ 3,062
Wanda Film
Investment
Equity interest (as a percent)																			8.00%						8.00%
Purchase consideration, cost method									¥ 4,676
Easyhome
Investment
Equity interest (as a percent)																			10.00%						10.00%
Purchase consideration, cost method									¥ 3,635
Sun Art
Investment
Purchase consideration										$ 2	¥ 2
Allocated to net assets acquired																											¥ 12,999
Ownership of investee upon completion of transaction (as a percent)																										31.00%	31.00%
Direct ownership of investee upon completion of transaction (as a percent)																										21.00%	21.00%
Sun Art | A-RT Retail Holdings Limited
Investment
Cost of equity interest																												$ 19,303	¥ 16,264
Sun Art | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																											¥ 2,499
Sun Art | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																											2,953
Sun Art | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																											¥ 2,187
China Unicom | Ordinary Shares
Investment
Purchase price												¥ 4,325
Equity interest (as a percent)																														2.00%	2.00%
Best Logistics
Investment
Purchase consideration													$ 100	¥ 657
Equity interest (as a percent)													23.00%																			23.00%
Allocated to net assets acquired																															¥ 629	¥ 1,035
Cost of equity interest													$ 256																			¥ 1,679
Ownership of investee upon completion of transaction (as a percent)																														28.00%	28.00%
Fair value of investment securities accounted for under the equity method																														$ 215	¥ 1,420
Best Logistics | Cainiao Network
Investment
Equity interest (as a percent)													5.00%																			5.00%
Best Logistics | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																															652	¥ 1,072
Best Logistics | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																															270	443
Best Logistics | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																															¥ 131	¥ 214
Didi Chuxing
Investment
Purchase consideration, cost method																			$ 400	¥ 2,652	$ 400	2,652
Equity interest on diluted basis (as a percent)													5.00%																			5.00%
Proceeds from disposal													$ 639	¥ 4,198
Gain arising from disposal																				2,096
Suning
Investment
Allocated to net assets acquired															¥ 12,778	¥ 12,778
Investment cost recognized as an issuance of treasury shares																					$ 429	¥ 2,823
Equity interest disposed by investee																		¥ 2,233		¥ 590
Suning | Before the Share Subdivision
Investment
Number of shares agreed to be subscribed by investee | shares																26.3
Percentage of equity interest in the Company																1.10%
Cash consideration (USD per share) | $ / shares															¥ 81.51
Suning | Ordinary Shares
Investment
Percentage of equity interest acquired																19.99%
Purchase consideration																¥ 28,200
Suning | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets															¥ 5,100	5,100
Suning | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets															9,113	9,113
Suning | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets															¥ 1,582	¥ 1,582